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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
                                               ----------

Check here if Amendment: [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

   Steven M. Smith                Boston, MA                     2/14/12
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       60
                                        -------------

Form 13F Information Table Value Total: $  2,619,448
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                                          (thousands)

List of Other Included Managers: None

As of December 31, 2011

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As of December 31, 2011

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
                                                                          INVESTMENT DISCRESTION     VOTING AUTHORITY (SHARES)
                                                                    SHR/
                                               FAIR                 PRN/
                    TITLE OF   CUSIP          MARKET      PRINCIPAL PUT/             SHARED  OTHER
NAME OF ISSUER       CLASS     NUMBER         VALUE        AMOUNT   CALL SOLE SHARED OTHERS MANAGERS    SOLE    SHARED NONE
------------------- --------- --------- ---------------- ---------- ---- ---- ------ ------ -------- ---------- ------ ----
Acadia
Healthcare Co.      Common    00404A109          709,864     71,200 SHR  SOLE                            71,200
Aetna Inc.          Common    00817Y108       52,741,719  1,250,100 SHR  SOLE                         1,250,100
Alaska Air
Group               Common    011659109      150,413,830  2,003,114 SHR  SOLE                         2,003,114
Allegiant
Travel  Co.         Common    01748X102       41,507,268    778,164 SHR  SOLE                           778,164
Ameristar
Casinos, Inc.       Common    03070Q101       45,585,742  2,636,538 SHR  SOLE                         2,636,538
Apple Computer
Inc.                Common    037833100        9,315,000     23,000 SHR  SOLE                            23,000
Atlas Air
Worldwide
Holdings            Common    049164205        7,119,811    185,267 SHR  SOLE                           185,267
Avis Budget
Group Inc.          Common    053774105       72,142,223  6,729,685 SHR  SOLE                         6,729,685
Bally Technologies,
Inc.                Common    05874B107       62,295,132  1,574,700 SHR  SOLE                         1,574,700
Berry Petroleum
Co.                 Common    085789105        1,680,800     40,000 SHR  SOLE                            40,000
Boyd Gaming Corp.   Common    103304101       28,763,470  3,855,693 SHR  SOLE                         3,855,693
Churchill Downs
Inc.                Common    171484108       44,696,523    857,405 SHR  SOLE                           857,405
Delta Airlines
Inc.                Common    247361702      113,260,000 14,000,000 SHR  SOLE                        14,000,000
Dollar Thrifty
Automotive
Group Inc.          Common    256743105      160,117,271  2,278,925 SHR  SOLE                         2,278,925
Dover Motorsports
Inc.                Common    260174107          698,808    671,931 SHR  SOLE                           671,931
Expedia Inc.        Common    30212P105       86,498,463  2,980,650 SHR  SOLE                         2,980,650
Express Scripts
Inc.                Common    302182100       40,846,660    914,000 SHR  SOLE                           914,000
Full House
Resorts Inc.        Common    359678109           46,585     17,713 SHR  SOLE                            17,713
Gastar
Exploration Ltd     Common    367299203          778,127    244,694 SHR  SOLE                           244,694
General Motors
Company             Common    37045V100       11,119,109    548,550 SHR  SOLE                           548,550
Genesee &
Wyoming Inc.        Class A   371559105        9,170,722    151,382 SHR  SOLE                           151,382
Great Wolf
Resorts Inc.        Common    391523107        3,189,130  1,099,700 SHR  SOLE                         1,099,700
Greenbrier
Companies, Inc.     Common    393657101       14,203,800    585,000 SHR  SOLE                           585,000
Humana Inc.         Common    444859102       52,566,000    600,000 SHR  SOLE                           600,000
IMAX Corp.          Common    45245E109       10,998,000    600,000 SHR  SOLE                           600,000
Intercontinental
Hotels Group Plc    Spons ADR 45857P301        1,357,346     75,450 SHR  SOLE                            75,450
Isle of Capri
Casinos, Inc.       Common    464592104        9,003,527  1,927,950 SHR  SOLE                         1,927,950
Kronos Worldwide,
Inc.                Common    50105F105        2,339,553    129,687 SHR  SOLE                           129,687
Lakes Entertainment
Inc.                Common    51206P109        2,436,291  1,316,914 SHR  SOLE                         1,316,914
Las Vegas
Sands Corp.         Common    517834107       21,365,000    500,000 SHR  SOLE                           500,000
Lodgenet
Entertainment
Corp.               Common    540211109        6,811,500  2,850,000 SHR  SOLE                         2,850,000
Majesco
Entertainment Co.   Common    560690208          488,000    200,000 SHR  SOLE                           200,000
MarineMax Inc.      Common    567908108        4,194,440    643,319 SHR  SOLE                           643,319
Medcath
Corporation         Common    58404W109       11,897,098  1,631,975 SHR  SOLE                         1,631,975
Melco Crown
Entertainment
Ltd.                Spons ADR 585464100       21,538,901  2,238,971 SHR  SOLE                         2,238,971
Mosys Inc.          Common    619718109        2,095,800    499,000 SHR  SOLE                           499,000
MTR Gaming
Group Inc.          Common    553769100        3,555,425  1,901,297 SHR  SOLE                         1,901,297
Nintendo Co Ltd.    Common    654445303        1,441,594     85,100 SHR  SOLE                            85,100
Ohio Art Co.        Common    677143109          162,000     40,500 SHR  SOLE                            40,500
Old Dominion
Freight Line        Common    679580100        4,441,602    109,588 SHR  SOLE                           109,588
Oracle Corp.        Common    68389X105       13,722,750    535,000 SHR  SOLE                           535,000
Orbitz Worldwide
Inc.                Common    68557K109       92,515,153 24,605,094 SHR  SOLE                        24,605,094
Penn National
Gaming, Inc.        Common    707569109       88,966,088  2,336,908 SHR  SOLE                         2,336,908
Plains Exploration
& Product Company   Common    726505100        3,974,206    108,230 SHR  SOLE                           108,230
Pozen Inc.          Common    73941U102        9,352,486  2,367,718 SHR  SOLE                         2,367,718
Priceline.com       Common    741503403      433,058,769    925,913 SHR  SOLE                           925,913
Pure Cycle Corp.    Common    746228303       10,875,349  5,982,970 SHR  SOLE                         4,000,871
Realnetworks Inc.   Common    75605L708        4,216,493    562,199 SHR  SOLE                           562,199
Spirit Airlines,
Inc.                Common    848577102       87,151,038  5,586,605 SHR  SOLE                         5,586,605
The Manitowoc
Company             Common    563571108        9,392,180  1,022,000 SHR  SOLE                         1,022,000
TripAdvisor, Inc.   Common    896945201       75,142,187  2,980,650 SHR  SOLE                         2,980,650
United Continental
Holdings            Common    910047109      213,284,478 11,302,834 SHR  SOLE                        11,302,834
United Rentals
Inc.                Common    911363109       38,484,236  1,302,343 SHR  SOLE                         1,302,343
UnitedHealth
Group Inc.          Common    91324P102      276,211,068  5,450,100 SHR  SOLE                         5,450,100
Universal Health
Services-Cl B       Class B   913903100       26,366,510    678,500 SHR  SOLE                           678,500
ValueVision Media,
Inc.                Common    92047K107        9,024,000  4,800,000 SHR  SOLE                         4,800,000
Verizon
Communications
Inc.                Common    92343V104       29,488,200    735,000 SHR  SOLE                           735,000
Webzen Inc.         Spons ADR 94846M102          590,000    200,000 SHR  SOLE                           200,000
Wellpoint Inc.      Common    94973V107       57,982,000    875,200 SHR  SOLE                           875,200
Zillow Inc.         Common    98954A107       26,059,198  1,159,217 SHR  SOLE                         1,159,217

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